Schedule of long term loans (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Loans	$ 4,926,588	$ 1,652,258
Less: Current portion	(983,864)	(624,620)
Long-term bank loans	3,942,724	1,027,638
Long Term Bank Loans [member]
IfrsStatementLineItems [Line Items]
Loans	$ 261,643	$ 371,906
Period and payment term	Borrowing period is from September 1, 2023 to September 1, 2027; principal and interest are repayable monthly.	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly
Collateral	Restricted deposit	Restricted deposit
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.22%	2.20%
Collateral	Restricted demand deposit Restricted time deposit	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral
Bank loans one [member]
IfrsStatementLineItems [Line Items]
Loans	$ 314,085	$ 365,253
Period and payment term	Borrowing period is from September 6, 2024 to September 6, 2029; principal and interest are repayable monthly.	Borrowing period is from September 06, 2024 to September 06, 2029; interest is repayable monthly; principal is repayable monthly
Interest rate	3.00%	3.00%
Collateral	Restricted deposit	Restricted deposit
Bank Loans Two [member]
IfrsStatementLineItems [Line Items]
Loans	$ 1,243,642	$ 332,058
Period and payment term	Borrowing period is from March 9, 2026 to March 9, 2046; Interest is repayable monthly; principal is repayable monthly after a 12-month grace period.	Borrowing period is from January 22, 2025 to January 22, 2028; interest is repayable monthly; principal is repayable monthly
Interest rate	2.30%	2.46%
Collateral	Land and building	Restricted deposit
Bank loans three [member]
IfrsStatementLineItems [Line Items]
Loans	$ 1,770,487	$ 468,919
Period and payment term	Borrowing period is from March 17, 2026 to March 17, 2046; Interest is repayable monthly; principal is repayable monthly after a 12-month grace period.	Borrowing period is from March 31, 2025 to March 31, 2030; interest is repayable monthly; principal is repayable monthly after a 12-month grace period
Interest rate	2.30%	2.22%
Collateral	Land and building	Restricted deposit
Bank loans four [member]
IfrsStatementLineItems [Line Items]
Loans	$ 248,562
Period and payment term	Borrowing period is from January 22, 2025 to January 22, 2028; principal and interest are repayable monthly.
Interest rate	2.46%
Collateral	Restricted deposit
Bank loans five [member]
IfrsStatementLineItems [Line Items]
Loans	$ 460,226
Period and payment term	Borrowing period is from March 31, 2025 to March 31, 2030. Interest is repayable monthly; principal is repayable monthly after a 12-month grace period.
Interest rate	2.22%
Collateral	Restricted deposit
Other loans unsecured [member]
IfrsStatementLineItems [Line Items]
Loans	$ 627,943	$ 114,122
Period and payment term	Borrowing period is from June 30, 2026 to June 28, 2028; principal and interest are repayable monthly.	Borrowing period is from January 9, 2025 to July 10, 2026; interest is repayable monthly; principal is repayable monthly
Interest rate	10.80%	8.08%
Collateral	Guaranteed by the Chairman of the Board, Mr. Jing-Bin Chiang	Guaranteed by the Chairman of the Board, Mr. Jing-Bin Chiang